S000058876 [Member] N-1A Cover	Nov. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	NORTHERN INSTITUTIONAL FUNDS
Entity Central Index Key	0000710124
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Prospectus Date	May 05, 2026